Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 287,585	$ 287,033
ECL allowance	4,409	4,392	$ 4,104
Net loans	592,491	589,504
Gross personal	47,664	47,866
Gross credit card	21,246	21,581
Gross business and government	240,405	237,416
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	170,934	172,210
Gross personal	18,307	18,452
Gross credit card	6,820	7,117
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	88,031	86,799
Gross personal	10,974	11,118
Gross credit card	1,777	443
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,571	13,736
Gross personal	8,655	8,508
Gross credit card	7,285	7,107
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,757	8,112
Gross personal	6,963	7,008
Gross credit card	3,717	6,124
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,937	1,870
Gross personal	1,672	1,681
Gross credit card	1,460	600
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,230	1,097
Gross personal	279	253
Gross credit card
Gross business and government	2,042	2,031
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,125	3,209
Gross personal	814	846
Gross credit card	187	190
Gross business and government	285	281
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	122,283	120,190
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	111,751	110,952
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,044	3,962
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	525	574
Net loans	287,060	286,459
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,199	1,156
Net loans	46,465	46,710
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,046	942
Net loans	20,200	20,639
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,639	1,720
Net loans	238,766	235,696
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	274,244	272,458
ECL allowance	895	983	805
Net loans	558,975	554,304
Gross personal	42,206	41,554
Gross credit card	18,921	19,485
Gross business and government	224,499	221,790
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	170,817	171,983
Gross personal	18,190	18,316
Gross credit card	6,820	7,117
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	87,343	85,628
Gross personal	10,716	10,794
Gross credit card	1,777	443
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	12,069	10,987
Gross personal	7,083	6,404
Gross credit card	7,106	6,727
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,266	1,041
Gross personal	4,734	4,502
Gross credit card	2,922	5,008
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	12	11
Gross personal	743	759
Gross credit card	116	6
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,737	2,808
Gross personal	740	779
Gross credit card	180	184
Gross business and government	272	269
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	121,354	119,315
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	102,817	102,145
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	56	61
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	96	100
Net loans	274,148	272,358
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	225	222
Net loans	41,981	41,332
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	253	302
Net loans	18,668	19,183
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	321	359
Net loans	224,178	221,431
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11,905	13,260
ECL allowance	2,548	2,427	2,396
Net loans	30,688	32,546
Gross personal	5,142	6,022
Gross credit card	2,325	2,096
Gross business and government	13,864	13,595
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	117	227
Gross personal	117	136
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	688	1,171
Gross personal	258	324
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,502	2,749
Gross personal	1,572	2,104
Gross credit card	179	380
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,491	7,071
Gross personal	2,229	2,506
Gross credit card	795	1,116
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,925	1,859
Gross personal	929	922
Gross credit card	1,344	594
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	182	183
Gross personal	37	30
Gross credit card	7	6
Gross business and government	13	12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	929	875
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	8,934	8,807
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,988	3,901
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	160	168
Net loans	11,745	13,092
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	781	749
Net loans	4,361	5,273
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	793	640
Net loans	1,532	1,456
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	814	870
Net loans	13,050	12,725
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,436	1,315
Net loans	2,828	2,654
Gross personal	316	290
Gross business and government	2,042	2,031
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,230	1,097
Gross personal	279	253
Gross business and government	2,042	2,031
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	206	218
Gross personal	37	37
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	269	306
Net loans	1,167	1,009
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	193	185
Net loans	123	105
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	504	491
Net loans	1,538	1,540
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 966	$ 982	$ 903